Note 5 - Loss Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 5 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended December 31,
	2015	2014
Numerator:
Net loss available in basic and diluted calculation	$(4,790,530)	$(6,833,568)

Denominator:
Weighted average common shares outstanding-basic	3,880,828	2,990,471

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-diluted	3,880,828	2,990,471

Loss per common share-basic and diluted	$(1.23)	$(2.29)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2015 and December 31, 2014 are 8,861,195 and 949,323, respectively. The number of shares underlying the preferred stock as of December 31, 2015 is 1,898,010. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.